Income Taxes (Details Narrative) (USD $)	6 Months Ended	12 Months Ended		60 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory rate	34.00%	(34.00%)	(34.00%)
Federal net operating loss carryforward		$ 24,220,407
Federal net operating loss carryforward expiration date		2026
Operating loss carry forwards		20,776,118
Operating loss carry forwards expiration date		2026
Federal and state tax credit amount				$ 1,506,596